Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.16%
Corporate Revenue Bonds — 23.48%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	$ 2,001,360
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #	1,250,000	1,292,725
Series A 144A 7.75% 7/1/50 #	20,330,000	23,215,030
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	57,540,000	58,449,132
(Senior) Series A-2 3.00% 6/1/48	1,775,000	1,380,826
Calhoun County Navigation Industrial Development Authority
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,213,518
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	8,136,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,360,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,150,000
Children's Trust Fund, Puerto Rico
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	181,192
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed) Series D 0.122% 6/15/55 ^	250,000,000	19,855,000
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.536% 6/1/60 #, ^	192,305,000	11,095,998
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	14,206,935
NQ-425 [5/22] 7/22 (2272152)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	$ 3,969,600
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,609,087
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 2nd Tier) Series B 144A 5.00% 1/1/54 #	5,000,000	4,817,850
Golden State Tobacco Securitization Settlement Revenue, California
Series B-2 0.514% 6/1/66 ^	52,500,000	6,947,325
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	11,115,100
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,034,530
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,003,180
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,162,684
Idaho State Board of Correction
(Management & Training Corporation) 5.50% 8/1/29	4,145,293	4,162,911
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	7,035,000	5,886,466
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	23,153,983
Series F 144A 1.271% 6/1/57 #, ^	238,790,000	12,369,322
Iowa Finance Authority
(Iowa Fertilizer Company Project) 5.00% 12/1/50	6,185,000	6,634,093
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	41,526
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	9,157,266
2    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	3,750,000	$ 3,451,912
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,212,300
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 0.186% 6/1/61 #, ^	487,500,000	20,674,875
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	2,420,325
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,028,560
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,293,368
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	4,567,295
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	373,290
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	425,488
New York Transportation Development
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,087,330
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,568,715
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,011,660
NQ-425 [5/22] 7/22 (2272152)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	$ 2,620,460
Public Finance Authority Revenue, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	6,235,000	6,488,266
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	10,450,650
5.25% 12/1/27	2,235,000	2,469,161
5.25% 12/1/28	1,050,000	1,168,902
5.50% 12/1/29	765,000	870,164
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	575,000	581,728
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,860,000	1,920,952
Southern Ohio Port Authority
(PureCycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	4,500,000	4,199,670
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,143,990
144A 6.35% 7/1/40 #	3,600,000	4,126,392
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,864,704
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,164,763
Tobacco Securitization Authority of Southern California
(Capital Appreciation-3rd Subordinate Lien) Series D 2.698% 6/1/46 ^	2,000,000	238,920
TSASC, New York
Series A 5.00% 6/1/41	705,000	744,769
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,031,560
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,870,000	10,012,227
4    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	3,065,000	$ 3,217,300
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,003,180
Series C 3.004% 6/1/47 ^	93,420,000	23,904,309
Series D 2.225% 6/1/47 ^	176,985,000	36,733,237
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,120,000
		419,793,061
Education Revenue Bonds — 15.34%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,282,688
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,298,689
144A 6.00% 7/1/47 #	4,735,000	5,046,137

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	772,620
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,034,270
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,214,560
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	5,000,000	4,789,650
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,393,662
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,019,520
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	601,651
Series A 144A 5.50% 5/1/48 #	1,500,000	1,577,850
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,331,383
144A 5.75% 2/1/49 #	2,700,000	2,775,897
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,109,160
NQ-425 [5/22] 7/22 (2272152)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	$ 31,620,830
Series V-2 2.25% 4/1/51	3,975,000	2,901,909
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,231,400
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,251,417
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,700,272
(Santa Rosa Academy Project) Series A 6.00% 7/1/42 §	1,250,000	1,254,913
California Public Finance Authority
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,810,780
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	608,207
Series A 144A 5.00% 8/1/40 #	605,000	627,016

(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	791,050
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,593,675
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,681,932
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,751,733
(Sonoma County Junior College District Project)
Series A 4.00% 11/1/36	2,830,000	2,672,397
Series A 4.00% 11/1/55	2,500,000	2,139,100
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,040,360
Series A 6.00% 10/1/49	720,000	749,736
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	1,920,879
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,540,395
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	$ 6,101,040
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	909,089
Series A 5.625% 2/1/45	1,500,000	1,569,855

(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,534,595
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	8,004,320
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(University Student Housing, LLC Project at West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,219,404
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,079,160
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,499,925
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,073,581
144A 5.00% 12/1/55 #	1,720,000	1,571,925

(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	507,285
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	1,024,008
Series A 5.00% 6/15/56	1,630,000	1,670,245
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,039,540
Henderson, Nevada Public Improvement Trust
(Touro College & University System) Series A 5.50% 1/1/39	560,000	572,208
NQ-425 [5/22] 7/22 (2272152)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	$ 873,923
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	710,000	735,340
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	567,436
Series A 6.75% 7/1/48	529,150	566,217

(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,018,320
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	3,072,363
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,038,819
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,003,390
(Rogers Park Montessori)
6.00% 2/1/34	675,000	694,278
6.125% 2/1/45	1,800,000	1,843,632
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,672,906
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,243,725
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,503,750
(Lincoln Preparatory School Project) Series A 144A 5.25% 6/1/60 #	2,000,000	1,837,640
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,609,905
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$ 1,737,893
Series A 144A 6.00% 6/15/52 #	1,530,000	1,587,696
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	9,500,000	12,044,575
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,032,160
Series A 144A 6.00% 9/15/45 #	1,000,000	1,028,480
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,900,400
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	900,090
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,658,274
Series A 144A 5.125% 12/15/45 #	2,515,000	2,586,501
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,269,675
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,319,605
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,601,968
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,596,580
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,049,880
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,025,520
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,002,430
5.625% 9/1/42	600,000	601,506

NQ-425 [5/22] 7/22 (2272152)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue

(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	$ 1,035,980
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	450,095
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	417,175
144A 4.00% 6/15/57 #	4,000,000	3,338,080
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	501,675
144A 5.75% 5/1/50 #	2,530,000	2,544,876
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,402,750
144A 5.00% 7/1/55 #	2,500,000	2,368,125
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	765,215
Series A 5.00% 8/15/46	1,000,000	1,003,680
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,305,291
Series A 5.75% 12/1/48	2,576,272	2,240,816
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	470,000	474,738
Series A 144A 5.00% 6/15/39 #	500,000	517,325
Series A 144A 5.00% 6/15/49 #	1,100,000	1,128,226
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/36 #	1,000,000	909,600
Series A 144A 4.00% 6/1/46 #	1,150,000	967,598
Series A 144A 4.00% 6/1/56 #	1,530,000	1,212,051

(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,297,900
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	$ 2,437,274
University of Texas System Board of Regents
Series B 5.00% 8/15/49	25,425,000	32,669,091
University of Virginia
Series A 2.18% 11/1/51	10,000,000	7,040,800
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,010,610
Series A 144A 5.00% 6/15/50 #	2,200,000	2,173,776
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,584,871
Yonkers, New York Economic Development Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	469,538
		274,316,715
Electric Revenue Bonds — 4.68%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,401,260
Guam Power Authority Revenue
Series A 5.00% 10/1/41	2,350,000	2,524,910
Series A 5.00% 10/1/42	2,000,000	2,145,860
Series A 5.00% 10/1/43	2,650,000	2,840,429
Series A 5.00% 10/1/44	5,000,000	5,356,700
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	8,011,950
Series A 5.05% 7/1/42 ‡	4,590,000	4,268,700
Series A 6.75% 7/1/36 ‡	1,500,000	1,451,235
Series AAA 5.25% 7/1/25 ‡	925,000	864,875
Series AAA 5.25% 7/1/26 ‡	1,030,000	963,050
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,983,550
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,126,675
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,165,875
Series TT 5.00% 7/1/37 ‡	1,500,000	1,395,000
NQ-425 [5/22] 7/22 (2272152)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	3,405,000	$ 3,166,650
Series WW 5.25% 7/1/25 ‡	1,530,000	1,430,550
Series WW 5.25% 7/1/33 ‡	830,000	776,050
Series WW 5.50% 7/1/38 ‡	9,325,000	8,753,844
Series XX 4.75% 7/1/26 ‡	920,000	852,150
Series XX 5.25% 7/1/40 ‡	9,795,000	9,158,325
Series XX 5.75% 7/1/36 ‡	5,840,000	5,504,200
Series ZZ 4.75% 7/1/27 ‡	760,000	703,950
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,192,125
Series ZZ 5.25% 7/1/26 ‡	7,005,000	6,549,675
		83,587,588
Healthcare Revenue Bonds — 16.71%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,528,455
Series B 5.25% 1/1/37	420,000	316,563

(Senior Living, LLC Project 4th Tier) Series D 7.25% 1/1/52	7,410,000	4,957,512
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	1,801,475
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	649,311
Series B 5.125% 1/1/54	1,130,000	751,450

(Great Lakes Senior Living Communities LLC Project 3rd Tier) Series C 144A 5.00% 1/1/49 #	1,000,000	610,490
(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	1,651,575
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	5,105,000	4,823,000
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	80,000	80,127
12    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	$ 1,839,362
5.75% 6/1/35	1,500,000	1,503,165
5.75% 6/1/45	2,500,000	2,465,475
6.00% 6/1/50	2,650,000	2,656,625
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	5,894,064
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,085,521
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	8,548,800
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	500,100
Series A 144A 6.875% 1/1/42 #	1,500,000	1,499,940

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	521,050
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	4,583,205
Series A 144A 5.50% 12/1/58 #	5,000,000	5,170,800
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,077,778
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	1,902,450
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,006,080
Series A 5.375% 11/15/55	1,000,000	1,009,600
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	439,845
NQ-425 [5/22] 7/22 (2272152)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	$ 2,566,600
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,985,000	1,553,401
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	513,675
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	673,523
Series A 144A 5.75% 12/1/35 #	1,150,000	1,001,282
Series A 144A 6.125% 12/1/45 #	1,200,000	1,014,336
Series A 144A 6.25% 12/1/50 #	560,000	472,041
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,300,120
5.50% 2/15/52	4,655,000	5,083,306
5.50% 2/15/57	6,365,000	6,950,644
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	502,804
Series C 4.00% 9/1/34	987,000	994,827
Series C 4.00% 9/1/44	2,036,000	2,016,047
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	688,485
5.25% 11/15/51	1,350,000	1,023,246
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,012,650
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Cantebury Richmond) Series A 5.00% 10/1/52	2,025,000	2,145,569
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,444,376
14    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St Luke's Health System Project) Series A 4.00% 3/1/51	2,000,000	$ 1,991,800
(St. Luke's Health System Project) Series A 5.00% 3/1/33	485,000	532,244
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	429,816
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	806,634
5.25% 5/15/54	5,910,000	4,968,714
5.50% 5/15/54	3,375,000	2,971,924
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,043,200
Series A 144A 5.60% 1/1/56 #	2,630,000	2,107,366
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,546,878
5.25% 8/1/55	2,500,000	2,205,300
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,400,000	1,407,224
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,296,468
5.75% 11/15/45	3,000,000	2,943,120
5.75% 11/15/50	1,600,000	1,549,904
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	5,000,000	4,871,150
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,475,625
Series A 5.75% 8/15/55	1,500,000	1,462,980
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,783,970
Series A 5.00% 1/1/55	2,635,000	2,027,448
NQ-425 [5/22] 7/22 (2272152)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	$ 4,428,051
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,749,945
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,575,699
5.375% 1/1/50	6,250,000	6,339,000
Series A 5.375% 1/1/51	2,000,000	2,047,520
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,645,775
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,473,307
Series A 144A 5.625% 7/1/46 #	1,000,000	999,290
Series A 144A 5.75% 7/1/54 #	2,000,000	2,002,920
New Hope, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	105,227
Series A-2 7.50% 11/15/36	745,000	673,718
Series B 2.00% 11/15/61 •	3,000,000	1,687,890
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46 ‡	660,000	495,000
Series A1 5.00% 7/1/51 ‡	1,575,000	1,181,250
Series B 4.00% 7/1/31	635,000	349,250
Series B 4.75% 7/1/51	1,915,000	1,053,250
Series C 5.00% 7/1/31	250,000	125,000
Series C 5.25% 7/1/36	350,000	175,000
Series C 5.75% 7/1/51	2,250,000	1,125,000
Series D 6.00% 7/1/26	90,000	40,500
Series D 7.00% 7/1/51	1,350,000	607,500

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	4,483,000
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	8,830,000	8,069,649
16    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	$ 2,757,062
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,917,680
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,706,129
(Virtua Health Issue) Series C 0.01% 7/1/43 •	100,000	100,000
New Mexico Hospital Equipment Loan Council
(Gerald Champion Regional Medical Center Project) Series A 5.50% 7/1/42	4,750,000	4,762,302
New York State Dormitory Authority
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,130,129
New York State Thruway Authority
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,909,821
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	1,999,960
5.00% 11/1/49	1,830,000	1,763,809
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,215,160
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,198,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,870,980
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	980,189
Series A 144A 5.125% 6/1/48 #	1,375,000	1,395,556
NQ-425 [5/22] 7/22 (2272152)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	$ 2,573,350
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	1,871,240
Series A 5.75% 11/15/54	6,000,000	5,761,680
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,670,000	3,322,818
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	816,850
5.50% 12/1/43	1,250,000	1,290,500
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	603,300
Series A 5.125% 8/15/45	1,800,000	1,777,914
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,391,412
Series A 6.75% 11/15/52	3,300,000	3,500,046
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,148,387
Series A 144A 6.125% 10/1/52 #	2,570,000	2,550,468
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	23,232,194
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,050,570
Series A 144A 7.00% 7/1/50 #	3,625,000	3,803,060
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,986,202
18    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	910,000	$ 928,355
Series A 6.00% 7/1/34	1,000,000	1,037,680
Series A 6.125% 7/1/39	750,000	777,832
Series A 6.25% 7/1/44	2,500,000	2,592,375
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	753,060
Series B 5.00% 7/1/53	945,000	689,141
Series C 7.00% 7/1/43	1,000,000	671,320
Series C 7.50% 7/1/53	1,000,000	685,590
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	1,999,880
Series A 5.00% 11/1/54	2,500,000	2,464,350
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,040,620
Yamhill County, Oregon Hospital Authority
(Friendsview)
Series A 5.00% 11/15/51	100,000	93,018
Series A 5.00% 11/15/56	1,500,000	1,373,850
		298,681,499
Housing Revenue Bond — 0.04%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	768,172
		768,172
Lease Revenue Bonds — 2.48%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,932,169
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	999,380
5.375% 2/1/41	1,300,000	1,305,707
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	6,980,000	6,563,294
Series A 5.00% 6/15/50	4,135,000	4,339,475
Series A 5.00% 6/15/57	3,975,000	4,215,130
NQ-425 [5/22] 7/22 (2272152)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	$ 2,890,694
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,065,470
Series AA 5.00% 6/15/44	2,900,000	2,969,919
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,673,140
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	4,017,280
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	8,000,000	8,133,600
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/45	1,000,000	1,161,820
		44,267,078
Local General Obligation Bonds — 2.19%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,372,066
Series 2005D 5.50% 1/1/40	3,000,000	3,119,220
Series 2007E 5.50% 1/1/42	1,900,000	1,973,169
Series 2007F 5.50% 1/1/42	1,250,000	1,298,138
Series A 5.50% 1/1/49	770,000	824,023
Series C 5.00% 1/1/26	500,000	525,600
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,831,250
Series G 5.00% 12/1/44	2,545,000	2,634,177
Series H 5.00% 12/1/46	4,225,000	4,361,763

(Dedicated Revenues) Series A 5.00% 12/1/42	7,690,000	7,697,075
Katy, Texas Independent School District
4.00% 2/15/40 (PSF)	1,000,000	1,052,960
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	3,184,590
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	4,835,000	3,929,840
144A 4.625% 6/1/57 #	4,190,000	3,371,609
		39,175,480
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 2.38%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$ 1,041,200
Series A 8.00% 10/1/46	1,500,000	1,561,800
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,900,000	3,519,208
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,517,323
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30-23 §	1,000,000	1,035,440
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33-23 §	490,000	514,030
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24 §	7,690,000	8,205,461
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45-23 §	2,500,000	2,631,900
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	1,875,204
Series A 6.00% 7/1/53-23 §	1,290,000	1,347,044
Nampa, Idaho Development Corpoartion Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,199,220
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,468,500
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26-22 §	980,000	982,264
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) Series A 7.25% 6/1/34	425,000	433,500
NQ-425 [5/22] 7/22 (2272152)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22 §	1,000,000	$ 1,027,670
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,632,151
144A 5.00% 6/15/52 #	1,400,000	1,401,848
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,041,830
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,524,313
7.125% 11/1/43-23 §	2,500,000	2,683,650
		42,643,556
Resource Recovery Revenue Bonds — 0.47%
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,266,720
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	7,058,142
		8,324,862
Special Tax Revenue Bonds — 13.81%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	3,000,000	3,022,860
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	1,915,000	1,932,771
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,016,030
144A 5.40% 3/1/45 #	2,000,000	2,029,340
Commonwealth of Puerto Rico
2.281% 11/1/51 •	14,610,305	6,739,003
22    NQ-425 [5/22] 7/22 (2272152)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	$ 6,676,828
Detroit, Michigan
(Taxable) Series B 0.543% 6/15/34 ‡	13,920,489	12,110,825
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,678,788
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	72,464,118	64,674,225
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,983,820
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,277,925
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	245,037
3.50% 9/1/45	720,000	577,339
4.00% 9/1/51	500,000	433,915
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,390,000	1,340,377
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,010,000	2,730,492
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,910,000	1,732,637
Maricopa County, Arizona Industrial Development Authority
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	5,000,000	5,094,150
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	2,655,000	2,703,507
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	502,655
NQ-425 [5/22] 7/22 (2272152)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	$ 980,780
Series A 5.50% 8/1/35	1,300,000	1,261,520
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,155,000	2,221,913
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,004,460
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,883,774
(Mclemore Hotel & Conference Center) Series B 144A 6.50% 6/1/56 #	1,000,000	857,480
(Mclemore Hotel And Conference Center) Series A 144A 4.50% 6/1/56 #	13,000,000	10,606,960
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1 0.231% 7/1/46 ^	27,790,000	8,455,663
(Restructured)
Series A-1 0.116% 7/1/51 ^	33,290,000	7,355,425
Series A-1 4.75% 7/1/53	49,755,000	50,058,505
Series A-1 5.00% 7/1/58	15,910,000	16,215,631
Series A-2 4.536% 7/1/53	1,022,000	1,005,720
Series A-2 4.784% 7/1/58	9,337,000	9,410,576
Series B-1 4.75% 7/1/53	135,000	135,824
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	730,000	719,948
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,001,574
Series A 144A 5.25% 9/1/45 #	3,540,000	3,331,494
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	505,000	505,349
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	$ 4,361,278
		246,876,398
State General Obligation Bonds — 10.66%
California State
4.00% 10/1/36	5,055,000	5,380,137
(Various Purpose)
5.00% 8/1/27	5,000,000	5,560,100
5.00% 10/1/28	5,000,000	5,788,400
5.00% 9/1/41	2,660,000	3,109,833
5.00% 4/1/42	3,000,000	3,527,370
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,626,550
Series D 4.00% 11/1/35	5,000,000	5,392,950
Commonwealth of Puerto Rico
2.807% 11/1/43	74,282,222	38,533,902
(Restructured)
Series A-1 4.00% 7/1/33	7,423,065	7,279,429
Series A-1 4.00% 7/1/35	6,672,344	6,453,958
Series A-1 4.00% 7/1/37	5,726,631	5,539,084
Series A-1 4.00% 7/1/41	7,786,028	7,396,104
Series A-1 4.00% 7/1/46	9,158,364	8,568,290
Series A-1 4.364% 7/1/33 ^	9,552,773	5,669,571
Series A-1 5.625% 7/1/27	8,192,346	8,947,271
Series A-1 5.625% 7/1/29	8,059,441	8,917,852
Series A-1 5.75% 7/1/31	7,828,068	8,868,653
Illinois State
5.00% 1/1/28	1,190,000	1,266,755
5.00% 5/1/36	1,710,000	1,741,789
5.00% 11/1/36	2,245,000	2,317,917
5.00% 2/1/39	2,180,000	2,205,877
5.125% 12/1/29	1,310,000	1,417,014
5.50% 5/1/39	6,000,000	6,499,380
Series A 5.00% 12/1/34	2,625,000	2,735,329
Series A 5.00% 4/1/38	2,805,000	2,822,419
Series A 5.50% 3/1/47	3,200,000	3,490,624
Series B 4.00% 11/1/35	2,000,000	1,944,660
Series D 5.00% 11/1/28	4,700,000	5,106,174
NQ-425 [5/22] 7/22 (2272152)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New Jersey State
(Go Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	$ 2,240,098
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	5,000,000	5,707,200
Washington State
(Various Purpose)
Series C 5.00% 2/1/28	2,500,000	2,861,075
Series C 5.00% 2/1/46	6,635,000	7,692,022
		190,607,787
Transportation Revenue Bonds — 2.03%
Florida development Finance Corporation Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A-1 144A 6.75% 12/1/56 (AMT) #, •	5,000,000	4,972,200
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,034,880
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	9,844,836
5.00% 10/1/40 (AMT)	3,400,000	3,524,236
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	31,733
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,267,245
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,946,840
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,168,974
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,069,700
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	2,825,000	2,947,972
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	$ 1,980,000
7.00% 12/31/38 (AMT)	1,335,000	1,394,101
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,086,414
		36,269,131
Water & Sewer Revenue Bonds — 1.89%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	193,738
5.00% 11/1/28	30,000	32,188
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	3,865,000	3,949,218
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,645,250
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	15,403,640
Series D 7.00% 10/1/51	5,000,000	5,534,700
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,027,520
		33,786,254
Total Municipal Bonds (cost $1,701,171,031)		1,719,097,581

Short-Term Investments — 2.86%
Variable Rate Demand Notes — 2.86%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.62% 1/1/46 (LOC - Bank Of America, N.A.)	450,000	450,000
California Public Finance Authority
(Sharp Healthcare) Series C 0.57% 8/1/52 (LOC - Barclays Bank)	3,600,000	3,600,000
Colorado Health Facilities Authority Revenue
(Children's Hospital Colorado Project) Series A 0.62% 12/1/52 (LOC - TD Bank N.A.)	1,500,000	1,500,000
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Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Los Angeles, California Department of Water & Power Revenue
Series A-2 0.07% 7/1/45 (SPA - TD Bank N.A.)•	7,025,000	$ 7,025,000
(Power System) Subordinate Series A-1 0.52% 7/1/50 (SPA - Royal Bank of Canada)	4,455,000	4,455,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.60% 12/1/30	2,580,000	2,580,000
Series A 0.60% 11/1/35	650,000	650,000
Series B 0.01% 12/1/30 •	1,500,000	1,500,000
Series B 0.01% 11/1/35 •	2,890,000	2,890,000
Series E 0.60% 12/1/30	550,000	550,000
Series E 0.60% 12/1/30	2,625,000	2,625,000
Series F 0.60% 12/1/30	1,710,000	1,710,000
(Chevron USA Project) Series C 0.60% 12/1/30	500,000	500,000
New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health Issue) Series B 0.52% 7/1/43 (LOC – JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
New York City
Fiscal 2018 Subordinate Series B-4 0.65% 10/1/46 (SPA - Barclays Bank)	3,800,000	3,800,000
Subordinate Series F-5 0.01% 6/1/44 (SPA - Barclays Bank)	900,000	900,000
Subordinate Series I-2 0.62% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2014 Subordinate Series B-3 0.65% 11/1/42	5,800,000	5,800,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Series BB-5 0.58% 6/15/33	725,000	725,000
Fiscal 2014 Series AA 0.62% 6/15/50 (SPA – JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
Subordinate Series A-2 0.58% 6/15/44 (SPA - Mizuho Bank)	2,000,000	2,000,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.60% 8/1/34 (LOC - TD Bank N.A.)	500,000	500,000
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(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Michigan Revenue
(General Revenue) Series D-1 0.55% 12/1/24	1,770,000	$ 1,770,000
Total Short-Term Investments (cost $51,080,000)		51,080,000
Total Value of Securities—99.02% (cost $1,752,251,031)		1,770,177,581

Receivables and Other Assets Net of Liabilities—0.98%		17,500,685
Net Assets Applicable to 164,571,630 Shares Outstanding—100.00%		$1,787,678,266
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $446,737,510, which represents 24.99% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
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Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
L.P. – Limited Partnership
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
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